Summary of Significant Accounting Policies (Details) $ in Thousands				12 Months Ended
	May 31, 2025 CNY (¥)	May 31, 2025 HKD ($)	Apr. 01, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Premiums receivables				¥ 482,000		¥ 10,416,000
Entrustment deposit				37,504
Guarantee deposits				16,338,000		25,256,000
Impairment loss on goodwill				116,168,000		426,410,000
Investment loss			¥ 79,000
Disposal of subsidiaries						(6,427,000)
Cash consideration (in Dollars) | $		$ 380
Disposal Loss	¥ 4,330,000
Impairment amount				5,200,000
Principal amount				125,000,000
Impairment				325,130,000
Contingent performance bonus						3,675,000
Contract liabilities						803,000
Tax surcharges amount				4,308,000		4,748,000		326,000
Value added tax payable				41,562,000		46,393,000		4,293,000
Fair value of contingent consideration						22,267,000
Restricted cash				¥ 88,768,000		250,998,000
Exchange rate				7.1636						7.1636
Operated segments				2	2
Advertising costs				¥ 6,591,000		12,797,000		3,733,000
Government grants				¥ 200,000		¥ 2,653,000		¥ 1,682,000
Debt Securities Embedded Features [Member]
Summary of Significant Accounting Policies [Line Items]
Fixed return rate				6.00%	6.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percenatge of expected credit loss				0.01%	0.01%
Lease terms				2 years						2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percenatge of expected credit loss				100.00%	100.00%
Lease terms				7 years						7 years